Fair Value Measurements and Fair Value of Financial Instruments (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,841	$ 4,304	$ 3,434
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Net loans	201,462	178,796
Accrued interest receivable	1,006	1,064
Deposits	203,516	194,742
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,841	4,304
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Net loans	201,462	178,796
Accrued interest receivable	1,006	1,064
Deposits	203,516	194,742
FHLB-NY advances	37,130	34,421
Accrued interest payable	93	267
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,841	4,304
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Net loans	228,507	201,770
Accrued interest receivable	1,006	1,064
Deposits	205,054	196,191
FHLB-NY advances	38,366	36,980
Accrued interest payable	93	267
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,841	4,304
Accrued interest receivable	1,006	1,064
Deposits	116,905	86,862
Accrued interest payable	93	267
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Deposits	88,149	109,329
FHLB-NY advances	38,366	36,980
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net loans	$ 228,507	$ 201,770